MERRILL LYNCH LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity
Separate Account A
Supplement Dated August 19, 2009
to the
Prospectuses For
RETIREMENT PLUS (Dated May 1, 2009)

Merrill Lynch Life Variable Annuity
Separate Account B
Supplement Dated August 19, 2009
to the
Prospectus For
RETIREMENT PLUS (Dated May 1, 2009)
ML LIFE INSURANCE COMPANY OF NEW YORK
ML of New York Variable Annuity
Separate Account A
Supplement Dated August 19, 2009
to the
Prospectuses For
RETIREMENT PLUS (Dated May 1, 2008)

ML of New York Variable Annuity
Separate Account
Supplement Dated August 19, 2009
to the
Prospectus For
RETIREMENT PLUS (Dated May 1, 2008)
This supplement describes a change to the variable annuity contracts listed above (the “Contracts”) issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Liquidation of Portfolios
We have been advised that the MLIG Variable Insurance Trust consisting of the following portfolios:

Roszel/Allianz CCM Capital Appreciation Portfolio Roszel/Delaware Trend Portfolio Roszel/Lord Abbett Affiliated Portfolio Roszel/Seligman Mid Cap Growth Portfolio	Roszel/Allianz NFJ Small Cap Value Portfolio Roszel/JPMorgan Small Cap Growth Portfolio Roszel/Lord Abbett Mid Cap Value Portfolio
(the “Portfolios”) will liquidate on or about October 23, 2009 (the “Liquidation Date”). Because of the liquidation, the subaccounts investing in the Portfolios (the “Subaccounts”) will be closed effective as of the close of business on the Liquidation Date.
If you have policy value allocated to the Subaccounts on the Liquidation Date, shares of the Portfolios held for you in the Subaccounts will be exchanged for shares of the BlackRock Money Market V.I. Fund portfolio (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the BlackRock Money Market V.I. Fund (the “Money Market Subaccount”).
If you have given us allocation instructions for premium payments or other purposes (for example, Dollar Cost Averaging) directing us to invest in the Subaccounts, you need to provide us with new instructions for amounts that would have otherwise gone into those Subaccounts. If you are enrolled in the Dollar Cost Averaging Program and we do not receive updated allocation instructions from you as of the Liquidation Date, then the liquidation Subaccounts used in the program will be replaced by the Money Market Subaccount on the Liquidation Date. If your premium allocation instructions include one or more liquidating Subaccount, new allocation instructions must accompany the first premium payment after the Liquidation Date. If we do not receive new allocation instructions, the premium payment will be rejected.
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Contracts issued by ML Life Insurance Company of New York), or write the Service Center at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.